Consolidated Balance Sheets (Interim Period Unaudited) (Parentheticals) (USD $)	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Interest and other receivables, allowance (in Dollars)	$ 3,016,000		$ 5,468,000		$ 3,952,000
Notes receivable, allowance (in Dollars)	20,807,000		17,250,000		14,131,000
Investment in real estate loans, allowance (in Dollars)	$ 3,573,000	[1]	$ 26,247,000	[1]	$ 33,557,000
Preferred stock par value (in Dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in Shares)	1,000,000		1,000,000		1,000,000
Preferred stock, shares issued (in Shares)	0		0		0
Treasury stock, at cost, shares (in Shares)	0		189,378		1,857,850
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized (in Shares)	100,000,000		100,000,000		100,000,000
Common stock, shares issued (in Shares)	12,056,000		12,720,783		14,997,363
Common stock, shares outstanding (in Shares)	12,056,000		12,531,405		13,139,513

[1]	Please refer to Specific Reserve Allowance below.